Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Construction in progress	$ 262,393	$ 251,310
Accumulated depreciation
Net Carrying Value	$ 262,393	$ 251,310